UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Multimarket Income Trust

4/30/09

MMT-SEM

MFS® Multimarket Income Trust

New York Stock Exchange Symbol: MMT

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer - diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	44.4%
Emerging Markets Bonds	17.6%
High Grade Corporates	10.6%
Non-U.S. Government Bonds	8.8%
U.S. Treasury Securities	7.1%
Commercial Mortgage-Backed Securities	4.3%
Mortgage-Backed Securities	4.0%
Floating Rate Loans	3.5%
Asset-Backed Securities	0.9%
Residential Mortgage-Backed Securities	0.3%
Collateralized Debt Obligations (o)	0.0%

Credit quality of bonds (r)
AAA	14.0%
AA	6.3%
A	6.8%
BBB	14.8%
BB	23.1%
B	23.3%
CCC	7.6%
CC	0.7%
C	0.1%
D	1.0%
Not Rated	2.3%

Portfolio facts
Average Duration (d)(i)	4.6
Effective Maturity (i)(m)	7.0 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	68.9%
Japan	3.1%
Brazil	2.3%
Russia	2.2%
United Kingdom	1.8%
South Korea	1.6%
Mexico	1.5%
Germany	1.5%
Indonesia	1.5%
Other Countries	15.6%

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 4/30/09.

Percentages are based on net assets as of 4/30/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in fixed income securities. This policy may not be changed without shareholder approval.

MFS considers debt instruments of all types to be fixed income securities.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories. MFS may also invest the fund’s assets in equity securities.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of issuers or instruments in light of market, economic, political, and regulatory conditions. Factors considered for debt instruments may include the instrument’s credit quality, collateral characteristics and indenture provisions and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of a debt instrument and its features may also be considered. Factors considered for equity securities may include analysis of earnings, cash flows, competitive position, and management ability. Quantitative analysis of these and other factors may also be considered.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

Principal Risks

Stock markets are volatile and can decline due to adverse issuer, market, industry, political, regulatory or economic conditions. The value of the portfolio’s equity investments will fluctuate in response to many factors including company specific factors as well as general market, economic, political and regulatory conditions. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since April 2006.

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the Fund since February 2005.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

Other Notes

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling
1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

4/30/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.5%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Bombardier, Inc., 6.3%, 2014 (n)	$ 860,000	$722,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	1,615,000	545,063
TransDigm Group, Inc., 7.75%, 2014	530,000	518,075

		$1,785,538
Airlines - 0.4%
AMR Corp., 7.858%, 2011	$ 1,490,000	$1,236,700
Continental Airlines, Inc., 7.339%, 2014	761,000	479,430

		$1,716,130
Asset Backed & Securitized - 5.5%
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045 (z)	$ 2,000,000	$120,000
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,130,000	834,869
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.235%, 2040 (z)	4,000,000	1,760,000
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2049	390,311	47,614
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,160,000	503,023
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	51,941	48,779
Crest Ltd., CDO, 7%, 2040	2,000,000	150,000
DEPFA Bank, 5.5%, 2010	EUR 960,000	1,283,854
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	$ 1,847,000	1,861,671
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,000,000	1,781,922
Falcon Franchise Loan LLC, FRN, 4.334%, 2025 (i)(z)	6,079,209	434,056
First Union National Bank Commercial Mortgage Trust, FRN, 1.143%, 2043 (i)(n)	25,530,904	334,154
First Union-Lehman Brothers Bank of America, FRN, 0.567%, 2035 (i)	20,936,404	315,080
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	1,245,130	1,270,663
GMAC LLC, FRN, 6.02%, 2033 (z)	2,542,000	1,913,587
GMAC LLC, FRN, 7.912%, 2034 (n)	1,853,000	1,347,607
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,590,000	1,293,304
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,590,000	1,222,153
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	1,590,000	1,336,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.26%, 2051	$ 270,000	$42,537
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.992%, 2030 (i)	4,928,464	128,910
Merrill Lynch Mortgage Trust, FRN, 6.022%, 2050	270,000	47,787
Morgan Stanley Capital I, Inc., FRN, 0%, 2039 (i)(z)	13,787,316	304,424
Mortgage Capital Funding, Inc., FRN, 2.415%, 2031 (i)	439,526	22
Nationslink Funding Corp., 5%, 2031 (z)	62,719	62,027
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,490,000	2,261,097
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013 (z)	2,581,000	2,114,706
RMAC PLC, FRN, 1.887%, 2036 (n)	EUR 5,284	6,798
Structured Asset Securities Corp., FRN, 4.67%, 2035	$ 1,831,527	1,449,147
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042	1,375,626	1,205,284
Wachovia Bank Commercial Mortgage Trust, FRN, 5.882%, 2047	1,496,845	207,925
Wachovia Bank Commercial Mortgage Trust, FRN, 5.942%, 2047	229,557	23,362

		$25,713,285
Automotive - 1.9%
Accuride Corp., 8.5%, 2015	$ 390,000	$89,700
Allison Transmission, Inc., 11%, 2015 (n)	2,025,000	1,215,000
FCE Bank PLC, 7.125%, 2012	EUR 2,450,000	2,479,819
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 385,000	346,517
Ford Motor Credit Co. LLC, 12%, 2015	3,320,000	2,806,011
Goodyear Tire & Rubber Co., 9%, 2015	2,325,000	2,115,750

		$9,052,797
Broadcasting - 1.6%
Allbritton Communications Co., 7.75%, 2012	$ 1,270,000	$577,850
Clear Channel Communications, 10.75%, 2016 (n)	190,000	39,900
Clear Channel Communications, Inc., 6.25%, 2011	1,310,000	314,400
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	2,030,000	1,999,550
Lamar Media Corp., 7.25%, 2013	1,460,000	1,306,700
Lamar Media Corp., 6.625%, 2015	805,000	631,925
Lamar Media Corp., “C”, 6.625%, 2015	365,000	279,225
LIN TV Corp., 6.5%, 2013	3,125,000	1,812,500
Local TV Finance LLC, 9.25%, 2015 (p)(z)	610,000	46,428
Newport Television LLC, 13%, 2017 (n)(p)	755,000	10,119
Nexstar Broadcasting Group, Inc., 7%, 2014	175,000	62,125
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (p)(z)	530,234	149,533
Univision Communications, Inc., 9.75%, 2015 (n)(p)	1,165,000	163,585
Young Broadcasting, Inc., 8.75%, 2014 (d)	215,000	1,075

		$7,394,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.7%
INVESCO PLC, 5.625%, 2012	$ 1,450,000	$1,160,406
Janus Capital Group, Inc., 6.95%, 2017	2,180,000	1,413,726
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,010,000	510,050

		$3,084,182
Building - 1.0%
Associated Materials, Inc., 9.75%, 2012	$ 1,415,000	$1,139,075
Building Materials Corp. of America, 7.75%, 2014	435,000	364,312
CRH PLC, 8.125%, 2018	1,485,000	1,238,496
Nortek, Inc., 10%, 2013	1,260,000	806,400
Ply Gem Industries, Inc., 11.75%, 2013	1,960,000	1,136,800

		$4,685,083
Business Services - 1.1%
First Data Corp., 9.875%, 2015	$ 2,435,000	$1,683,194
Iron Mountain, Inc., 6.625%, 2016	1,250,000	1,193,750
SunGard Data Systems, Inc., 9.125%, 2013	1,265,000	1,208,075
SunGard Data Systems, Inc., 10.25%, 2015	1,440,000	1,252,800

		$5,337,819
Cable TV - 3.6%
CCO Holdings LLC, 8.75%, 2013	$ 2,370,000	$2,055,975
Charter Communications, Inc., 8.375%, 2014 (n)	1,310,000	1,192,100
Charter Communications, Inc., 10.875%, 2014 (n)	995,000	990,025
Cox Communications, Inc., 4.625%, 2013	1,744,000	1,605,702
CSC Holdings, Inc., 8.5%, 2014 (n)	320,000	326,400
CSC Holdings, Inc., 8.5%, 2015 (n)	2,070,000	2,095,875
DirectTV Holdings LLC, 7.625%, 2016	3,340,000	3,306,600
Mediacom LLC, 9.5%, 2013	1,215,000	1,190,700
TCI Communications, Inc., 9.8%, 2012	1,135,000	1,223,581
Videotron LTEE, 6.875%, 2014	1,270,000	1,233,487
Virgin Media, Inc., 9.125%, 2016	1,720,000	1,694,200

		$16,914,645
Chemicals - 0.3%
Linde Finance B.V., 6% to 2013, FRN to 2049	EUR 101,000	$101,147
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	$ 1,185,000	205,573
Momentive Performance Materials, Inc., 11.5%, 2016	1,031,000	231,975
Mosaic Co., 7.625%, 2016 (n)	695,000	698,475
Nalco Co., 7.75%, 2011	175,000	176,750

		$1,413,920

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$ 1,967,000	$1,799,805

Conglomerates - 0.6%
Actuant Corp., 6.875%, 2017	$ 1,495,000	$1,352,975
Fisher Scientific International, Inc., 6.125%, 2015	1,500,000	1,492,500

		$2,845,475
Construction - 0.1%
Lennar Corp., 12.25%, 2017 (z)	$ 470,000	$477,050

Consumer Goods & Services - 2.1%
Corrections Corp. of America, 6.25%, 2013	$ 1,625,000	$1,564,062
Fortune Brands, Inc., 5.125%, 2011	1,179,000	1,179,436
GEO Group, Inc., 8.25%, 2013	220,000	209,550
Jarden Corp., 7.5%, 2017	1,440,000	1,274,400
KAR Holdings, Inc., 10%, 2015	1,945,000	1,128,100
KAR Holdings, Inc., FRN, 5.17%, 2014	1,135,000	618,575
Service Corp. International, 7%, 2017	3,300,000	2,961,750
Ticketmaster, 10.75%, 2016 (n)	1,105,000	754,163

		$9,690,036
Containers - 1.2%
Crown Americas LLC, 7.75%, 2015	$ 1,215,000	$1,233,225
Graham Packaging Holdings Co., 9.875%, 2014	1,625,000	1,314,219
Greif, Inc., 6.75%, 2017	1,515,000	1,401,375
Owens-Brockway Glass Container, Inc., 8.25%, 2013	1,690,000	1,715,350

		$5,664,169
Defense Electronics - 0.5%
L-3 Communications Corp., 6.125%, 2014	$ 500,000	$475,000
L-3 Communications Corp., 5.875%, 2015	2,250,000	2,058,750

		$2,533,750
Electronics - 0.1%
Flextronics International Ltd., 6.25%, 2014	$ 545,000	$493,225
Freescale Semiconductor, Inc., 8.875%, 2014	315,000	107,100

		$600,325
Emerging Market Quasi-Sovereign - 7.4%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$ 1,030,000	$991,375
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (n)	305,000	324,969
Export-Import Bank of Korea, 8.125%, 2014	843,000	884,108

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Gazprom International S.A., 7.201%, 2020	$ 690,971	$622,738
Hana Bank, 6.5%, 2012 (z)	1,096,000	1,116,178
Industrial Bank of Korea, 7.125%, 2014 (z)	1,267,000	1,246,470
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	243,000	216,270
KazMunaiGaz Finance B.V., 8.375%, 2013	1,078,000	959,420
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	713,000	616,745
Korea Development Bank, 8%, 2014	425,000	446,246
Majapahit Holding B.V., 7.25%, 2017	1,425,000	1,143,563
Majapahit Holding B.V., 7.25%, 2017 (n)	1,469,000	1,178,873
Mubadala Development Co., 5.75%, 2014 (z)	3,152,000	3,121,079
Mubadala Development Co., 7.625%, 2019 (z)	2,986,000	2,964,441
National Power Corp., FRN, 5.5%, 2011	776,000	771,910
OAO Gazprom, 6.212%, 2016	1,886,000	1,433,360
Pemex Project Funding Master Trust, 5.75%, 2018	3,376,000	3,055,280
Pemex Project Funding Master Trust, FRN, 1.864%, 2012	1,283,000	1,129,040
Petrobras International Finance Co., 7.875%, 2019	1,404,000	1,502,280
Petroleos Mexicanos, 8%, 2019 (n)	1,382,000	1,470,148
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	423,000	300,245
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,510,000	2,638,585
RSHB Capital S.A., 7.125%, 2014	2,257,000	1,945,308
SB Capital S.A., 5.93%, 2011	2,386,000	2,274,526
TransCapitalInvest Ltd., 5.67%, 2014	2,657,000	2,138,885

		$34,492,042
Emerging Market Sovereign - 7.4%
Emirate of Abu Dhabi, 5.5%, 2014 (z)	$ 393,000	$401,795
Emirate of Abu Dhabi, 6.75%, 2019 (z)	329,000	333,868
Federative Republic of Brazil, 6%, 2017	1,825,000	1,851,463
Federative Republic of Brazil, 8%, 2018	615,000	664,200
Federative Republic of Brazil, 5.875%, 2019	326,000	322,414
Federative Republic of Brazil, 7.125%, 2037	100,000	103,500
Republic of Argentina, FRN, 1.683%, 2012	2,604,200	1,366,695
Republic of Colombia, 7.375%, 2017	1,237,000	1,323,590
Republic of Colombia, 7.375%, 2019	716,000	752,588
Republic of Indonesia, 10.375%, 2014 (n)	433,000	476,300
Republic of Indonesia, 6.875%, 2018	1,676,000	1,508,400
Republic of Indonesia, 6.875%, 2018 (n)	516,000	464,400
Republic of Indonesia, 11.625%, 2019 (n)	1,301,000	1,554,695
Republic of Indonesia, 7.75%, 2038 (n)	574,000	499,380
Republic of Korea, 5.75%, 2014	1,614,000	1,656,192
Republic of Korea, 7.125%, 2019	726,000	741,555
Republic of Panama, 7.25%, 2015	1,199,000	1,285,927

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Panama, 9.375%, 2029	$ 1,875,000	$2,193,750
Republic of Peru, 8.375%, 2016	3,213,000	3,727,080
Republic of Peru, 7.125%, 2019	391,000	422,280
Republic of Philippines, 9.375%, 2017	1,576,000	1,843,920
Republic of South Africa, 7.375%, 2012	1,093,000	1,161,342
Republic of Turkey, 7%, 2019	1,953,000	1,882,204
Republic of Turkey, 7.5%, 2019	457,000	453,732
Republic of Uruguay, 9.25%, 2017	1,138,000	1,231,885
Republic of Venezuela, 5.75%, 2016	2,090,000	1,191,300
Republic of Venezuela, 9%, 2023	2,000,000	1,160,000
State of Qatar, 5.15%, 2014 (z)	1,449,000	1,481,603
State of Qatar, 6.55%, 2019 (z)	1,055,000	1,089,288
United Mexican States, 5.625%, 2017	1,364,000	1,361,954

		$34,507,300
Energy - Independent - 3.8%
Anadarko Petroleum Corp., 6.45%, 2036	$ 270,000	$204,693
Chaparral Energy, Inc., 8.875%, 2017	2,825,000	1,144,125
Chesapeake Energy Corp., 9.5%, 2015	455,000	459,550
Chesapeake Energy Corp., 6.375%, 2015	2,740,000	2,418,050
Chesapeake Energy Corp., 6.875%, 2016	1,310,000	1,164,262
Forest Oil Corp., 8.5%, 2014 (n)	245,000	237,650
Forest Oil Corp., 7.25%, 2019 (n)	115,000	95,738
Forest Oil Corp., 7.25%, 2019	1,655,000	1,377,788
Hilcorp Energy I LP, 9%, 2016 (n)	1,765,000	1,509,075
Mariner Energy, Inc., 8%, 2017	1,790,000	1,297,750
McMoRan Exploration Co., 11.875%, 2014	750,000	555,000
Newfield Exploration Co., 6.625%, 2014	435,000	400,200
Newfield Exploration Co., 6.625%, 2016	400,000	362,000
OPTI Canada, Inc., 8.25%, 2014	2,600,000	1,430,000
Petrohawk Energy Corp., 10.5%, 2014 (n)	690,000	693,450
Plains Exploration & Production Co., 7%, 2017	2,060,000	1,771,600
Quicksilver Resources, Inc., 8.25%, 2015	1,000,000	815,000
Quicksilver Resources, Inc., 7.125%, 2016	960,000	600,000
SandRidge Energy, Inc., 8%, 2018 (n)	1,395,000	1,220,625

		$17,756,556
Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$ 1,895,000	$1,857,100
Marquee Holdings, Inc., 9.505%, 2014	305,000	237,137

		$2,094,237

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 1.2%
GMAC LLC, 6.875%, 2011 (z)	$ 2,926,000	$2,545,620
GMAC LLC, 7%, 2012 (z)	625,000	512,500
GMAC LLC, 6.75%, 2014 (z)	840,000	621,600
GMAC LLC, 8%, 2031 (z)	1,093,000	765,100
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	2,500,000	375,000
International Lease Finance Corp., 5.625%, 2013	1,248,000	703,194

		$5,523,014
Food & Beverages - 1.5%
ARAMARK Corp., 8.5%, 2015	$ 1,495,000	$1,427,725
B&G Foods, Inc., 8%, 2011	375,000	361,875
Dean Foods Co., 7%, 2016	2,235,000	2,179,125
Del Monte Corp., 6.75%, 2015	1,825,000	1,752,000
Tyson Foods, Inc., 7.85%, 2016	1,520,000	1,378,555

		$7,099,280
Food & Drug Stores - 0.3%
CVS Caremark Corp., 6.125%, 2016	$ 1,300,000	$1,326,170

Forest & Paper Products - 1.5%
Buckeye Technologies, Inc., 8.5%, 2013	$ 725,000	$630,750
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,395,000	2,263,275
Georgia-Pacific Corp., 8%, 2024	200,000	170,000
Graphic Packaging International Corp., 9.5%, 2013	1,145,000	1,033,362
International Paper Co., 7.4%, 2014	1,500,000	1,353,590
Jefferson Smurfit Corp., 8.25%, 2012 (d)	940,000	197,400
Smurfit-Stone Container Corp., 8%, 2017 (d)	349,000	75,035
Stora Enso Oyj, 6.404%, 2016 (n)	1,580,000	948,000
UPM-Kymmene Corp., 6.125%, 2012	EUR 100,000	128,643

		$6,800,055
Gaming & Lodging - 3.0%
Boyd Gaming Corp., 6.75%, 2014	$ 2,390,000	$1,816,400
Firekeepers Development Authority, 13.875%, 2015 (z)	205,000	147,600
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (a)(n)	405,000	14,175
Harrah’s Operating Co., Inc., 10%, 2018 (z)	1,655,000	777,850
Harrah’s Operating Co., Inc., 10%, 2018 (z)	542,000	254,740
Host Hotels & Resorts, Inc., 7.125%, 2013	395,000	371,300
Host Hotels & Resorts, Inc., 6.75%, 2016	1,895,000	1,653,387
MGM Mirage, 8.375%, 2011	475,000	194,750
MGM Mirage, 5.875%, 2014	1,565,000	888,137
MGM Mirage, 7.5%, 2016	1,005,000	562,800
Pinnacle Entertainment, Inc., 7.5%, 2015	4,195,000	3,481,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Royal Caribbean Cruises Ltd., 7%, 2013	$ 755,000	$585,125
Scientific Games Corp., 6.25%, 2012	825,000	750,750
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	1,150,000	1,069,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	840,000	718,200
Station Casinos, Inc., 6%, 2012 (d)	1,080,000	375,300
Station Casinos, Inc., 6.5%, 2014 (d)	325,000	11,375
Station Casinos, Inc., 6.875%, 2016 (d)	1,450,000	47,125
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	2,290,000	166,025
Wyndham Worldwide Corp., 6%, 2016	360,000	237,387

		$14,123,776
Industrial - 0.3%
Baldor Electric Co., 8.625%, 2017	$ 590,000	$522,150
JohnsonDiversey, Inc., 9.625%, 2012	EUR 185,000	198,266
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 920,000	871,700

		$1,592,116
Insurance - 0.8%
AIG SunAmerica Global Financing X, 6.9%, 2032 (n)	$ 2,384,000	$1,137,604
Allianz AG, 5.5% to 2014, FRN to 2049	EUR 140,000	131,516
ING Groep N.V., 5.775% to 2015, FRN to 2049	$ 2,200,000	814,000
Prudential Financial, Inc., 5.1%, 2014	1,985,000	1,571,125

		$3,654,245
Insurance - Property & Casualty - 0.8%
Fund American Cos., Inc., 5.875%, 2013	$ 1,464,000	$1,139,923
USI Holdings Corp., FRN, 5.112%, 2014 (n)	1,495,000	717,600
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	500,000	265,070
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,700,000	1,458,000

		$3,580,593
International Market Quasi-Sovereign - 0.1%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 264,000	$237,910

International Market Sovereign - 8.2%
Federal Republic of Germany, 5.25%, 2010	EUR 2,591,000	$3,592,222
Federal Republic of Germany, 3.75%, 2015	EUR 77,000	108,234
Federal Republic of Germany, 6.25%, 2030	EUR 1,035,000	1,755,472
Government of Australia, 6.25%, 2015	AUD 626,000	503,024
Government of Canada, 4.5%, 2015	CAD 678,000	639,245
Government of Canada, 5.75%, 2033	CAD 159,000	171,236
Government of Japan, 0.8%, 2010	JPY 119,000,000	1,217,654
Government of Japan, 1.5%, 2012	JPY 350,000,000	3,653,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 1.3%, 2014	JPY 144,000,000	$1,489,629
Government of Japan, 1.7%, 2017	JPY 331,600,000	3,486,124
Government of Japan, 2.2%, 2027	JPY 319,200,000	3,342,298
Kingdom of Belgium, 5.5%, 2017	EUR 746,000	1,115,889
Kingdom of Netherlands, 3.75%, 2014	EUR 711,000	985,333
Kingdom of Spain, 5.35%, 2011	EUR 1,826,000	2,613,220
Kingdom of Sweden, 4.5%, 2015	SEK 1,750,000	239,420
Republic of Austria, 4.65%, 2018	EUR 439,000	613,135
Republic of France, 4.75%, 2012	EUR 510,000	731,064
Republic of France, 5%, 2016	EUR 854,000	1,258,716
Republic of France, 6%, 2025	EUR 343,000	557,848
Republic of France, 4.75%, 2035	EUR 1,407,000	2,025,087
Republic of Ireland, 4.6%, 2016	EUR 297,000	391,966
Republic of Italy, 4.75%, 2013	EUR 2,312,000	3,273,718
Republic of Italy, 5.25%, 2017	EUR 1,297,000	1,892,025
Republic of Portugal, 4.45%, 2018	EUR 204,000	276,047
United Kingdom Treasury, 8%, 2015	GBP 483,000	939,880
United Kingdom Treasury, 8%, 2021	GBP 391,000	823,175
United Kingdom Treasury, 4.25%, 2036	GBP 539,000	777,036

		$38,472,605
Machinery & Tools - 0.3%
Case New Holland, Inc., 7.125%, 2014	$ 1,400,000	$1,225,000

Major Banks - 1.0%
Bank of America Corp., 8% to 2018, FRN to 2049	$ 885,000	$502,804
Bank of Ireland, 7.4%, 2049	EUR 500,000	224,927
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	$ 2,099,000	1,090,074
BNP Paribas Capital Trust III, 6.625% to 2011, FRN to 2049	EUR 100,000	76,740
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	$ 950,000	749,286
National Westminster Bank PLC, 6.625% to 2009, FRN to 2049	EUR 330,000	244,509
Natixis S.A., 10% to 2018, FRN to 2049 (n)	$ 2,490,000	1,021,348
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	990,000	651,895

		$4,561,583
Medical & Health Technology & Services - 4.2%
Biomet, Inc., 10%, 2017	$ 1,035,000	$1,076,400
Biomet, Inc., 11.625%, 2017	925,000	897,250
Community Health Systems, Inc., 8.875%, 2015	2,455,000	2,442,725
Cooper Cos., Inc., 7.125%, 2015	1,020,000	953,700
Dasa Finance Corp., 8.75%, 2018	674,000	566,160
DaVita, Inc., 6.625%, 2013	198,000	194,535

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
DaVita, Inc., 7.25%, 2015	$ 1,356,000	$1,325,490
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	875,000	927,500
HCA, Inc., 8.75%, 2010	1,220,000	1,216,950
HCA, Inc., 9.25%, 2016	3,700,000	3,663,000
HCA, Inc., 8.5%, 2019 (z)	765,000	769,781
Hospira, Inc., 5.55%, 2012	360,000	355,879
Owens & Minor, Inc., 6.35%, 2016	1,420,000	1,271,552
Psychiatric Solutions, Inc., 7.75%, 2015	1,025,000	937,875
U.S. Oncology, Inc., 10.75%, 2014	1,575,000	1,460,812
Universal Hospital Services, Inc., 8.5%, 2015 (p)	800,000	744,000
VWR Funding, Inc., 10.25%, 2015 (p)	1,200,000	873,000

		$19,676,609
Metals & Mining - 2.2%
Arch Western Finance LLC, 6.75%, 2013	$ 2,075,000	$1,810,437
FMG Finance Ltd., 10.625%, 2016 (n)	2,025,000	1,771,875
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,780,000	3,704,400
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	195,000	171,113
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,099,244
Peabody Energy Corp., 5.875%, 2016	1,970,000	1,773,000

		$10,330,069
Mortgage Backed - 3.9%
Fannie Mae, 4.78%, 2015	$ 686,390	$709,465
Fannie Mae, 6%, 2017 - 2037	5,133,343	5,375,993
Fannie Mae, 5.5%, 2021	2,258,708	2,354,262
Fannie Mae, 5%, 2027	1,173,347	1,201,273
Fannie Mae, 6.5%, 2031 - 2032	855,462	916,972
Freddie Mac, 6%, 2021 - 2038	7,381,426	7,714,080
Freddie Mac, 5%, 2024	132,224	134,853
Multi-Family Capital Access One, Inc., 6.65%, 2024	36,274	36,249

		$18,443,147
Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.25%, 2015	$ 1,830,000	$1,788,825
AmeriGas Partners LP, 7.125%, 2016	15,000	14,512
Inergy LP, 6.875%, 2014	870,000	817,800

		$2,621,137
Natural Gas - Pipeline - 2.3%
Atlas Pipeline Partners LP, 8.125%, 2015	$ 1,725,000	$1,043,625
Atlas Pipeline Partners LP, 8.75%, 2018	375,000	228,750
CenterPoint Energy, Inc., 7.875%, 2013	1,250,000	1,310,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	$ 2,935,000	$2,912,741
El Paso Corp., 8.25%, 2016	925,000	901,875
El Paso Corp., 7.25%, 2018	1,315,000	1,199,938
El Paso Corp., 7.75%, 2032	299,000	223,197
Kinder Morgan Energy Partners LP, 5.125%, 2014	1,147,000	1,090,679
Kinder Morgan, Inc., 6.5%, 2012	1,200,000	1,158,000
Williams Partners LP, 7.25%, 2017	570,000	515,850

		$10,585,571
Network & Telecom - 3.0%
BellSouth Corp., 6.55%, 2034	$ 3,213,000	$2,936,425
Cincinnati Bell, Inc., 8.375%, 2014	750,000	740,625
Citizens Communications Co., 9.25%, 2011	2,085,000	2,194,462
Citizens Communications Co., 9%, 2031	870,000	691,650
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	715,000	689,975
Qwest Communications International, Inc., 7.25%, 2011	665,000	650,037
Qwest Communications International, Inc., 7.25%, 2011	385,000	379,225
Qwest Corp., 7.875%, 2011	295,000	292,787
Qwest Corp., 8.875%, 2012	2,450,000	2,486,750
Qwest Corp., 8.375%, 2016 (z)	457,000	454,715
Telemar Norte Leste S.A., 9.5%, 2019 (z)	1,753,000	1,827,503
Windstream Corp., 8.625%, 2016	850,000	845,750

		$14,189,904
Oils - 0.3%
Premcor Refining Group, Inc., 7.5%, 2015	$ 1,624,000	$1,614,789

Other Banks & Diversified Financials - 0.7%
Bosphorus Financial Services Ltd., FRN, 3.034%, 2012	$ 1,500,000	$1,296,049
Fortis Capital Co., 6.25% to 2009, FRN to 2049	EUR 155,000	123,048
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	$ 626,000	348,432
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,510,000	1,311,058

		$3,078,587
Pollution Control - 0.1%
Allied Waste North America, Inc., 7.125%, 2016	$ 625,000	$612,500

Precious Metals & Minerals - 0.3%
Alrosa Finance S.A., 8.875%, 2014	$ 1,770,000	$1,296,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.6%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 28,501	$13,039
American Media Operations, Inc., 14%, 2013 (p)(z)	297,571	129,237
Bertelsmann U.S. Finance, Inc., 4.625%, 2010	EUR 148,000	198,222
Dex Media West LLC, 9.875%, 2013 (a)	$ 2,324,000	662,340
Idearc, Inc., 8%, 2016 (d)	499,000	8,109
Nielsen Finance LLC, 10%, 2014	1,585,000	1,489,900
Nielsen Finance LLC, 11.5%, 2016 (z)	385,000	363,825

		$2,864,672
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$ 465,000	$402,225

Real Estate - 0.2%
Agile Property Holding Ltd., 9%, 2013	$ 837,000	$721,370

Retailers - 0.8%
Couche-Tard, Inc., 7.5%, 2013	$ 715,000	$707,850
Home Depot, Inc., 5.875%, 2036	846,000	619,932
Macy’s Retail Holdings, Inc., 5.35%, 2012	410,000	374,177
Macy’s Retail Holdings, Inc., 5.75%, 2014	655,000	556,807
Rite Aid Corp., 7.5%, 2017	985,000	731,363
Sally Beauty Holdings, Inc., 10.5%, 2016	770,000	743,050

		$3,733,179
Specialty Stores - 0.1%
GSC Holdings Corp., 8%, 2012	$ 440,000	$446,600
Payless ShoeSource, Inc., 8.25%, 2013	255,000	211,650

		$658,250
Supermarkets - 0.3%
Delhaize America, Inc., 9%, 2031	$ 983,000	$1,078,393
SUPERVALU, Inc., 8%, 2016	240,000	232,800

		$1,311,193
Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$ 521,000	$533,966
European Investment Bank, 5.125%, 2017	1,500,000	1,591,559

		$2,125,525
Telecommunications - Wireless - 1.3%
Crown Castle International Corp., 7.75%, 2017 (z)	$ 470,000	$474,700
Crown Castle International Corp., 9%, 2015	1,550,000	1,581,000
MetroPCS Wireless, Inc., 9.25%, 2014	1,570,000	1,571,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Nextel Communications, Inc., 6.875%, 2013	$ 565,000	$433,637
Sprint Nextel Corp., 8.375%, 2012	810,000	776,588
Sprint Nextel Corp., 8.75%, 2032	520,000	395,200
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	602,000	626,080

		$5,859,168
Telephone Services - 0.5%
Embarq Corp., 7.082%, 2016	$ 1,760,000	$1,689,600
Frontier Communications Corp., 8.25%, 2014	875,000	859,688

		$2,549,288
Tobacco - 0.4%
Reynolds American, Inc., 6.75%, 2017	$ 2,016,000	$1,811,985

Transportation - Services - 0.6%
Hertz Corp., 8.875%, 2014	$ 2,605,000	$2,018,875
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	795,000	761,212

		$2,780,087
U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds, 8.5%, 2020	$ 1,210,000	$1,744,290
U.S. Treasury Bonds, 5.375%, 2031	3,386,000	3,988,071
U.S. Treasury Bonds, 4.5%, 2036 (f)	8,628,000	9,209,044
U.S. Treasury Notes, 4.75%, 2012	684,000	749,354

		$15,690,759
Utilities - Electric Power - 6.6%
AES Corp., 8%, 2017	$ 3,105,000	$2,841,075
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	805,000	813,026
Beaver Valley Funding Corp., 9%, 2017	2,319,000	2,279,044
CenterPoint Energy, Inc., 6.5%, 2018	600,000	513,024
Centrais Eletricas Brasileiras S.A., 7.75%, 2015	1,202,000	1,250,080
Dynegy Holdings, Inc., 7.5%, 2015	2,320,000	1,821,200
Dynegy Holdings, Inc., 7.75%, 2019	570,000	418,950
Edison Mission Energy, 7%, 2017	1,830,000	1,381,650
EEB International Ltd., 8.75%, 2014 (n)	861,000	850,238
Enersis S.A., 7.375%, 2014	357,000	376,616
Exelon Generation Co. LLC, 6.95%, 2011	2,506,000	2,601,306
HQI Transelec Chile S.A., 7.875%, 2011	883,000	915,123
ISA Capital do Brasil S.A., 7.875%, 2012	1,230,000	1,230,000
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	251,000	251,000
Mirant Americas Generation LLC, 8.3%, 2011	200,000	200,000
Mirant North America LLC, 7.375%, 2013	1,630,000	1,568,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
NorthWestern Corp., 5.875%, 2014	$ 1,695,000	$1,713,486
NRG Energy, Inc., 7.375%, 2016	4,770,000	4,591,125
RRI Energy, Inc., 7.875%, 2017	578,000	515,865
System Energy Resources, Inc., 5.129%, 2014 (z)	1,572,375	1,447,937
Texas Competitive Electric Holdings, LLC, 10.25%, 2015	3,050,000	1,730,875
Waterford 3 Funding Corp., 8.09%, 2017	1,685,897	1,664,486

		$30,974,981
Total Bonds (Identified Cost, $468,267,570)		$431,686,926

Convertible Bonds - 0.1%
Telephone Services - 0.1%
Virgin Media, Inc., 6.5%, 2016 (z) (Identified Cost, $364,243)	$ 655,000	$477,331

Floating Rate Loans (g)(r) - 3.5%
Aerospace - 0.3%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.22%, 2014	$ 124,488	$63,973
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.68%, 2014	2,305,752	1,184,900

		$1,248,873
Automotive - 0.5%
Accuride Corp., Term Loan B, 8%, 2012	$ 62,041	$37,108
Allison Transmission, Inc., Term Loan B, 3.21%, 2014	755,780	539,123
Federal-Mogul Corp., Term Loan B, 2.42%, 2015	491,768	274,776
Ford Motor Co., Term Loan B, 3.68%, 2013	913,359	572,717
General Motors, Term Loan B, 8%, 2013	715,575	462,620
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.19%, 2014	713,967	594,633

		$2,480,977
Broadcasting - 0.0%
Gray Television, Inc., Term Loan, 2014 (o)	$ 335,641	$140,130

Building - 0.1%
Building Materials Holding Corp., Term Loan, 3.25%, 2014	$ 386,248	$287,916

Business Services - 0.3%
First Data Corp., Term Loan B-1, 3.18%, 2014	$ 1,619,219	$1,179,196

Cable TV - 0.3%
Charter Communications Operating LLC, Term Loan, 4.68%, 2014	$ 1,203,336	$1,011,137
CSC Holdings, Inc., Incremental Term Loan, 2.19%, 2013	489,705	451,140

		$1,462,277

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Consumer Goods & Services - 0.1%
KAR Holdings, Inc., Term Loan B, 3.1%, 2013	$ 474,051	$392,988

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.25%, 2013	$ 207,836	$120,220

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$ 183,332	$141,777

Gaming & Lodging - 0.1%
Harrah’s Entertainment, Inc., Term Loan B-2, 2015 (o)	$ 529,775	$375,257
MGM MIRAGE, 2011 (o)	412,946	254,222

		$629,479
Industrial - 0.0%
Oshkosh Truck Corp., Term Loan B, 7.24%, 2013	$ 181,721	$148,557

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan, 2.67%, 2014	$ 52,758	$47,489
Community Health Systems, Inc., Term Loan B, 3.44%, 2014	1,034,167	930,868

		$978,357
Printing & Publishing - 0.4%
Nielsen Finance LLC, Term Loan B, 2.46%, 2013	$ 1,969,160	$1,663,268

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.17%, 2009 (q)	$ 212,509	$214,873
LyondellBasell, DIP Term Loan B-3, 5.94%, 2009	212,404	162,888
LyondellBasell, Dutch Tranche Revolving Credit Loan, 5.75%, 2013 (o)	17,831	5,914
LyondellBasell, Dutch Tranche Term Loan, 5.75%, 2013 (o)	42,196	13,995
LyondellBasell, German Tranche Term Loan B-1, 6%, 2014 (o)	51,192	16,979
LyondellBasell, German Tranche Term Loan B-2, 6%, 2014 (o)	51,192	16,979
LyondellBasell, German Tranche Term Loan B-3, 6%, 2014 (o)	51,192	16,979
LyondellBasell, US Tranche Revolving Credit Loan, 5.75%, 2013 (o)	66,867	22,178
LyondellBasell, US Tranche Term Loan, 5.75%, 2013 (o)	127,401	42,255
LyondellBasell, US Tranche Term Loan B-1, 6%, 2014 (o)	222,137	73,676
LyondellBasell, US Tranche Term Loan B-2, 6%, 2014 (o)	222,137	73,676
LyondellBasell, US Tranche Term Loan B-3, 6%, 2014 (o)	222,137	73,676

		$734,068
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.69%, 2013	$ 500,349	$343,096

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.9%
Calpine Corp., DIP Term Loan, 4.09%, 2014	$ 1,833,088	$1,556,979
NRG Energy, Inc., Letter of Credit, 2.82%, 2013	474,939	440,704
NRG Energy, Inc., Term Loan, 2.72%, 2013	890,407	826,224
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.96%, 2014	2,146,718	1,445,619

		$4,269,526
Total Floating Rate Loans (Identified Cost, $16,517,028)		$16,220,705

Preferred Stocks - 0.0%
Automotive - 0.0%
Preferred Blocker, Inc., 7% (z) (Identified Cost, $285,670)	371	$111,300

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media, Inc. (a)	5,455	$7,310
Golden Books Family Entertainment, Inc. (a)	19,975	0
Total Common Stocks (Identified Cost, $11,674)		$7,310

Rights - 0.0%
Emerging Market Sovereign - 0.0%
Banco Central del Uruguay, Value Recovery Rights, Expiring January 2021 (a) (Identified Cost, $0)	1,250,000	$0

Money Market Funds (v) - 3.5%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	16,084,182	$16,084,182
Total Investments (Identified Cost, $501,530,367)		$464,587,754

Other Assets, Less Liabilities - 0.4%		1,917,452
Net Assets - 100.0%		$466,505,206

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,755,149, representing 10.45% of net assets.

Portfolio of Investments (unaudited) – continued

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, “H”, 6.086%, 2045	9/21/04	$1,765,550	$120,000
American Media Operations, Inc., 9%, 2013	1/29/09	17,763	13,039
American Media Operations, Inc., 14%, 2013	1/29/09	157,164	129,237
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.235%, 2040	3/01/06	4,000,000	1,760,000
Crown Castle International Corp., 7.75%, 2017	4/15/09	456,336	474,700
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,781,922
Emirate of Abu Dhabi, 5.5%, 2014	4/01/09	390,430	401,795
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	326,506	333,868
Falcon Franchise Loan LLC, FRN, 4.334%, 2025	1/29/03	699,579	434,056
Firekeepers Development Authority, 13.875%, 2015	4/22/08	201,536	147,600
GMAC LLC, 6.875%, 2011	12/26/08-1/08/09	2,384,196	2,545,620
GMAC LLC, 7%, 2012	1/23/09	452,997	512,500
GMAC LLC, 6.75%, 2014	2/09/09	556,945	621,600
GMAC LLC, 8%, 2031	12/26/08	731,633	765,100
GMAC LLC, FRN, 6.02%, 2033	11/17/00	2,414,548	1,913,587
HCA, Inc., 8.5%, 2019	4/15/09	740,215	769,781
Hana Bank, 6.5%, 2012	4/02/09-4/03/09	1,103,287	1,116,178
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	516,002	254,740
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	1,586,158	777,850
Industrial Bank of Korea, 7.125%, 2014	4/16/09	1,261,306	1,246,470
Lennar Corp., 12.25%, 2017	4/23/09	461,061	477,050
Local TV Finance LLC, 9.25%, 2015	11/09/07-9/08/08	585,936	46,428
Morgan Stanley Capital I, Inc., FRN, 0%, 2039	7/20/04	512,644	304,424
Mubadala Development Co., 5.75%, 2014	4/30/09	3,121,079	3,121,079

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Mubadala Development Co., 7.625%, 2019	4/30/09	$2,964,441	$2,964,441
Nationslink Funding Corp., 5%, 2031	3/07/08	60,994	62,027
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014	5/07/08-6/10/08	415,684	149,533
Nielsen Finance LLC, 11.5%, 2016	4/24/09	354,866	363,825
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,490,000	2,261,097
Preferred Blocker, Inc., 7%, (Preferred Stock)	12/26/08	285,670	111,300
Prudential Securities Secured Financing Corp., FRN, 7.284%, 2013	12/06/04	2,865,414	2,114,706
Qwest Corp., 8.375%, 2016	4/07/09	422,889	454,715
State of Qatar, 5.15%, 2014	4/02/09	1,447,681	1,481,603
State of Qatar, 6.55%, 2019	4/02/09	1,051,645	1,089,288
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,572,375	1,447,937
Telemar Norte Leste S.A., 9.5%, 2019	4/16/09-4/24/09	1,772,057	1,827,503
Virgin Media, Inc., 6.5%, 2016	3/10/09-3/23/09	364,243	477,331
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	603,505	626,080
Total Restricted Securities			$35,500,010
% of Net Assets			7.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/09

Forward Foreign Currency Exchange Contracts at 4/30/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation – Asset Derivatives
BUY	AUD	UBS AG	611,485	5/05/09	$442,223	$444,366	$2,143
BUY	BRL	Citibank N.A.	190,000	6/22/09	80,247	85,749	5,502
BUY	DKK	UBS AG	1,474,642	5/05/09	257,927	261,924	3,997
SELL	DKK	Citibank N.A.	130,623	5/05/09	23,264	23,201	63
BUY	EUR	Deutsche Bank AG London	709,153	5/20/09	897,890	938,231	40,341
BUY	EUR	Goldman Sachs International	184,347	5/20/09	236,723	243,933	7,210
BUY	EUR	UBS AG	238,725	5/20/09	298,579	315,841	17,262
SELL	EUR	Citibank N.A.	169,769	5/20/09	224,817	224,610	207
SELL	EUR	Credit Suisse London Branch	88,762	5/20/09	120,000	117,435	2,565
SELL	EUR	Goldman Sachs International	169,858	5/20/09	225,000	224,728	272
BUY	JPY	Barclays Bank PLC Wholesale	19,854,080	5/19/09	200,000	201,353	1,353
SELL	JPY	HSBC Bank USA	14,750,797	5/19/09	161,000	149,597	11,403
SELL	JPY	JPMorgan Chase Bank	1,315,523,598	5/18/09	14,472,207	13,341,360	1,130,847

							$1,223,165

Depreciation – Liability Derivatives
SELL	AUD	UBS AG	1,222,970	5/05/09-7/01/09	$831,417	$887,072	$(55,655)
SELL	BRL	HSBC Bank USA	299,610	6/22/09	129,421	135,216	(5,795)
SELL	CAD	UBS AG	1,157,948	5/19/09	917,852	970,436	(52,584)
SELL	DKK	Barclays Bank PLC Wholesale	1,344,019	5/05/09	226,434	238,724	(12,290)
BUY	EUR	Barclays Bank PLC Wholesale	140,000	5/20/09	187,572	185,224	(2,348)
BUY	EUR	UBS AG	801,210	5/20/09	1,075,603	1,060,027	(15,576)
SELL	EUR	Credit Suisse London Branch	230,000	5/20/09	298,106	304,297	(6,191)
SELL	EUR	UBS AG	21,632,710	5/20/09	27,873,410	28,620,764	(747,354)
SELL	GBP	Barclays Bank PLC Wholesale	886,787	5/18/09	1,263,672	1,311,849	(48,177)
SELL	GBP	Deutsche Bank AG London	886,787	5/18/09	1,264,483	1,311,849	(47,366)
BUY	JPY	Barclays Bank PLC Wholesale	13,584,620	5/19/09	140,000	137,770	(2,230)
SELL	SEK	UBS AG	1,764,899	6/29/09	217,396	219,393	(1,997)

							$(997,563)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 4/30/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	91	$11,005,313	Jun-09	$(38,709)
U.S. Treasury Note (Long)	USD	50	6,128,125	Jun-09	(207,597)

					$(246,306)

Swap Agreements at 4/30/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD 1,110,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$16,203

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co. IDB, 7.125%, 7/15/23.

At April 30, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $485,446,185)	$448,503,572
Underlying funds, at cost and value	16,084,182
Total investments, at value (identified cost, $501,530,367)		$464,587,754
Cash	63,223
Receivables for
Forward foreign currency exchange contracts	1,223,165
Investments sold	4,292,555
Interest and dividends	9,489,045
Swaps, at value	16,203
Other assets	107,377
Total assets		$479,779,322
Liabilities
Payables for
Distributions	$215,344
Forward foreign currency exchange contracts	997,563
Daily variation margin on open futures contracts	26,438
Investments purchased	11,560,843
Payable to affiliates
Management fee	19,295
Transfer agent and dividend disbursing costs	29,822
Administrative services fee	579
Payable for independent trustees’ compensation	243,859
Accrued expenses and other liabilities	180,373
Total liabilities		$13,274,116
Net assets		$466,505,206
Net assets consist of
Paid-in capital	$597,044,878
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(36,950,565)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(89,642,246)
Accumulated distributions in excess of net investment income	(3,946,861)
Net assets		$466,505,206
Shares of beneficial interest outstanding		78,378,104
Net asset value per share (net assets of $466,505,206 / 78,378,104 shares of beneficial interest outstanding)		$5.95

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$19,221,762
Dividends	10,069
Dividends from underlying funds	7,230
Foreign taxes withheld	(10,171)
Total investment income		$19,228,890
Expenses
Management fee	$1,815,136
Transfer agent and dividend disbursing costs	99,122
Administrative services fee	50,106
Independent trustees’ compensation	41,090
Stock exchange fee	33,005
Custodian fee	67,989
Shareholder communications	84,871
Auditing fees	32,518
Legal fees	9,418
Miscellaneous	64,256
Total expenses		$2,297,511
Fees paid indirectly	(619)
Reduction of expenses by investment adviser	(1,310)
Net expenses		$2,295,582
Net investment income		$16,933,308
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(7,809,023)
Futures contracts	1,449,940
Swap transactions	(278,121)
Foreign currency transactions	442,618
Net realized gain (loss) on investments and foreign currency transactions		$(6,194,586)
Change in unrealized appreciation (depreciation)
Investments	$49,550,023
Futures contracts	183,414
Swap transactions	71,853
Translation of assets and liabilities in foreign currencies	(2,460,183)
Net unrealized gain (loss) on investments and foreign currency translation		$47,345,107
Net realized and unrealized gain (loss) on investments and foreign currency		$41,150,521
Change in net assets from operations		$58,083,829

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/09	Year ended 10/31/08
Change in net assets	(unaudited)
From operations
Net investment income	$16,933,308	$26,505,761
Net realized gain (loss) on investments and foreign currency transactions	(6,194,586)	(5,266,797)
Net unrealized gain (loss) on investments and foreign currency translation	47,345,107	(86,328,654)
Change in net assets from operations	$58,083,829	$(65,089,690)
Distributions declared to shareholders
From net investment income	$(21,488,914)	$(29,636,766)
Change in net assets from fund share transactions	$(1,838,958)	$(1,582,038)
Total change in net assets	$34,755,957	$(96,308,494)
Net assets
At beginning of period	431,749,249	528,057,743
At end of period (including accumulated distributions in excess of net investment income of $3,946,861 and undistributed net investment income of $608,745, respectively)	$466,505,206	$431,749,249

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/09 (unaudited)		Years ended 10/31
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$5.48		$6.68	$6.74	$6.74	$6.94	$6.76
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.34	$0.35	$0.33	$0.34	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		(1.16)	(0.05)	0.03	(0.16)	0.17
Total from investment operations	$0.73		$(0.82)	$0.30	$0.36	$0.18	$0.55
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.38)	$(0.36)	$(0.38)	$(0.39)	$(0.39)
Net increase from repurchase of capital shares	$0.01		$0.00 (w)	$—	$0.02	$0.01	$0.02
Net asset value, end of period	$5.95		$5.48	$6.68	$6.74	$6.74	$6.94
Per share market value, end of period	$5.42		$4.71	$5.84	$6.00	$6.15	$6.30
Total return at market value (%)	21.42	(n)	(13.80)	3.30	3.82	3.78	4.62
Total return at net asset value (%) (r)(s)	14.56	(n)	(12.32)	5.19	6.42	3.25	9.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	0.88	0.84	0.88	0.93	0.94
Expenses after expense reductions (f)	1.06	(a)	0.88	0.84	0.88	0.93	0.94
Net investment income	7.79	(a)	5.22	5.29	4.93	4.97	5.51
Portfolio turnover	37		47	61	70	67	59
Net assets at end of period (000 Omitted)	$466,505		$431,749	$528,058	$533,146	$545,645	$569,091
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures

Notes to Financial Statements (unaudited) – continued

contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of April 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$16,084,182	$448,496,262	$7,310	$464,587,754
Other Financial Instruments	$(246,306)	$241,805	$—	$(4,501)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(4,364)	—
Net purchases (sales)	11,674	—
Transfers in and/or out of Level 3	—	—
Balance as of 4/30/09	$7,310	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in

Notes to Financial Statements (unaudited) – continued

volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to

Notes to Financial Statements (unaudited) – continued

net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, forward foreign currency exchange contracts, and swap agreements.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and believes the impact resulting from the adoption of this Standard will be limited to expanded disclosure in the fund’s financial statements.

FASB Staff Position (FSP) 133-1 was implemented during the period. FSP 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to

Notes to Financial Statements (unaudited) – continued

meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties and collateral, in the form of cash or securities, may be required to be posted by the counterparty to the fund and held in segregated accounts with the fund’s custodian. Counterparty risk is further mitigated by having ISDA Master Agreements between the fund and its counterparties providing for netting as described above.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to

Notes to Financial Statements (unaudited) – continued

defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to swap transactions where physical settlement applies, the delivery by the buyer to the seller of a deliverable reference obligation as defined by the contract. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At April 30, 2009, the portfolio had unfunded loan commitments of $70,815, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/08
Ordinary income (including any short-term capital gains)	$29,636,766

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/09
Cost of investments	$504,159,167
Gross appreciation	17,842,919
Gross depreciation	(57,414,332)
Net unrealized appreciation (depreciation)	$(39,571,413)

As of 10/31/08
Undistributed ordinary income	5,903,549
Capital loss carryforwards	(79,961,284)
Other temporary differences	(2,791,467)
Net unrealized appreciation (depreciation)	(90,285,385)

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/09	$(22,359,865)
10/31/10	(38,291,079)
10/31/14	(7,878,924)
10/31/15	(2,289,608)
10/31/16	(9,141,808)
$(79,961,284)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.84% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2009, these fees paid to MFSC amounted to $39,275. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2009, these costs amounted to $38.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2009 was equivalent to an annual effective rate of 0.0231% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their

Notes to Financial Statements (unaudited) – continued

services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $4,999. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in an expense of $66. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $187,678 at April 30, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $49,993 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,457 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,310, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$4,317,836	$49,797,573
Investments (non-U.S. Government securities)	$151,828,478	$112,837,696

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 416,000 shares of beneficial interest during the six months ended April 30, 2009 at an average price per share of $4.42 and a weighted average discount of 17.89% per share. Transactions in fund shares were as follows:

	Six months ended 4/30/09		Year ended 10/31/08
	Shares	Amount	Shares	Amount
Treasury shares reacquired	(416,000)	$(1,838,958)	(283,348)	$(1,582,038)

(6)	Loan Agreement

At April 30, 2009, the fund had a credit agreement with a bank for a revolving line of credit that can be drawn upon up to $100,000,000. The credit agreement matures on August 28, 2009. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus 1.00% or an alternate rate, at the option of the borrower, stated as the greater of the Federal Funds Rate plus 0.50% or the bank’s prime lending rate. The fund did not incur any borrowings under this agreement at April 30, 2009. The fund did incur a commitment fee of $52,064 during the period, which is based on the average daily unused portion of the line of credit and is reported in miscellaneous expense on the Statement of Operations. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	63,891,993	(47,807,811)	16,084,182

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,230	$16,084,182

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Multimarket Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the fund), including the portfolio of investments, as of April 30, 2009, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2009. These interim financial statements and financial highlights are the responsibility of the fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2008, and financial highlights for each of the five years in the period ended October 31, 2008, and in our report dated December 17, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MMT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/08-11/30/08	416,000	4.42	416,000	7,208,395
12/01/08-12/31/08	0	N/A	0	7,208,395
1/01/09-1/31/09	0	N/A	0	7,208,395
2/01/09-2/28/09	0	N/A	0	7,208,395
3/01/09-3/31/09	0	N/A	0	7,837,810
4/01/09-4/30/09	0	N/A	0	7,837,810
Total	416,000	N/A	416,000

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 7,837,810.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: June 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2009

*	Print name and title of each signing officer under his or her signature.